BUSINESS ACQUISITION (Details 2) - USD ($)	1 Months Ended
	Dec. 26, 2014	Feb. 29, 2016	Feb. 28, 2015
Intangible assets
Goodwill		$ 87,022,517	$ 12,330,326
Muchong.com [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total	$ 5,000,000
Goodwill	3,712,000
Trade name [Member] | Muchong.com [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 1,095,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years
User Base [Member] | Muchong.com [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 193,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years